Equity Incentive Plan - Schedule of Stock Option Activity Under 2019 Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercised			0	0
2019 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, beginning balance		4,260,753	514,710
Options granted		1,277,771	4,137,750,000	514,710,000
Exercised		(4,676)
Options forfeited		(350,928)	(387,186,000)
Options expired		(56,517)	(4,521,000)
Options outstanding, ending balance		5,126,403	4,260,753	514,710
Options Vested and Expected to Vest		5,126,403	4,260,753,000
Options Vested and Exercisable		1,352,295	1,204,863,000
Weighted average exercise price, beginning balance		$ 8.46	$ 9.90
Weighted average exercise price, granted		8.03	8.49	$ 9.90
Exercised		8.00
Weighted average exercise price, forfeited		8.27	8.85
Weighted average exercise price, expired		8.12	8.85
Weighted average exercise price, ending balance		8.37	8.46	$ 9.90
Options Vested and Expected to Vest		8.37	8.46
Options Vested and Exercisable		$ 8.46	$ 8.20
Weighted average remaining contractual term, balance		8 years 7 months 6 days	9 years	10 years
Weighted average remaining contractual term, granted				10 years
Options Vested and Expected to Vest		8 years 7 months 6 days	9 years
Options Vested and Exercisable		8 years 3 months 18 days	9 years
Aggregate intrinsic value, beginning balance	[1]	$ 5	$ 54
Aggregate intrinsic value, vested and expected to vest			54
Aggregate intrinsic value, exercisable			$ 54
Options Vested and Expected to Vest	[1]	$ 5

[1]	Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Common Stock and the exercise price of outstanding in-the-money options.